Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity
Equity

(8)  Equity

Common Stock Issued Related to Restricted Stock Units

During the three months ended September 30, 2022 and 2021, the Company issued 2,321 shares of common stock and 35,115 shares of common stock, respectively; and during the nine months ended September 30, 2022 and 2021, the Company issued 20,505 shares of common stock and 35,115 shares of common stock, respectively, subject to vesting of the restricted stock units. For further details see Note 12.

September 2022 Cancellation of Restricted Stock Units

On September 27, 2022, the Company entered into an agreement with each of its non-employee directors, to rescind and cancel, for no consideration, the issuance of an aggregate of 12,443 restricted stock units that vested on January 1, 2022. In addition, three of the Company’s non-employee directors forfeited, for no consideration, an aggregate of 7,603 shares of common stock units that were issued pursuant to restricted stock units that vested on July 22, 2021. Such rescission, cancellation and forfeiture was completed on November 1, 2022.

June 2022 Exercises of Warrants for Common Stock

On June 16, 2022, the Company entered into a warrant exercise agreement with an existing accredited investor to exercise certain outstanding warrants to purchase up to an aggregate of 74,773 shares of common stock, of which 17,773 shares were issued in June in accordance with the terms of the warrant exercise agreement, and 57,000 shares are held in abeyance. In consideration for the immediate exercise of the existing warrants for cash, the exercising holders received new unregistered warrants to purchase up to an aggregate of 74,773 million shares (equal to 100% of the shares of common shares exercised) of the Company’s common stock (the “New Warrants”) in a private placement pursuant to Section (4)(2) of the Securities Act. In connection with the exercise, the Company also agreed to reduce the exercise price of the existing warrants and 32,190 remaining unexercised warrants from $300.00 to $33.33 per share, which is equal to the most recent closing price of the Company’s common stock on the Nasdaq prior to the execution of the warrant exercise agreement. For further details on the warrants see Note 9 below.

The gross proceeds to the Company from the exercise was approximately $2.5 million, prior to deducting warrant inducement agent fees and estimated offering expenses. The Company intends to use the remainder of the net proceeds for commercial growth, working capital and general corporate purposes.

August 2021 Issuance of Common Stock for Services

On August 11, 2021, the Company entered into a consulting agreement in which the Company issued to the consultant 750 shares of restricted common stock for the consulting services in a private placement in reliance on Section 4(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”). The shares were deemed earned on the day of the agreement and became unrestricted six months after the agreement date which is when the contract term ends.

July 2021 Exchange of Warrants for Common Stock

On July 16, 2021, the Company entered into an exchange agreement (the “Exchange Agreement”) with existing institutional investors to exchange certain outstanding warrants (the “Exchange Warrants”) for shares of common stock and new warrants to purchase common stock. The investors held common stock purchase warrants issued by the Company prior to the merger of Obalon and ReShape. The merger constituted a fundamental transaction under the Exchange Warrants and, as a result thereof, pursuant to the terms and conditions of the Exchange Warrants, the investors were entitled to a cash payment equal to the Black Scholes value of the Exchange Warrants, calculated in accordance with the terms of the Exchange Warrants (the “Black Scholes Payment”).

Subject to the terms and conditions set forth in the Exchange Agreement and, in reliance on Section 3(a)(9) of the Securities Act, in lieu of the Black Scholes Payment, the Company and the Investors agreed to exchange all of the Exchange Warrants for (a) a total of 10,098 shares of common stock, which was calculated by dividing the Black Scholes Payment by $201.90, which was equal to 95% of the closing market price of the Company’s common stock on The Nasdaq Capital Market on July 16, 2021 and (b) new warrants to purchase up to a total of 8,000 shares of common stock at an exercise price of $201.90 with a term of five years. For further details on the warrants see Note 9 below.

June 2021 Exercises of Warrants for Common Stock

On June 28, 2021, the Company entered into a warrant exercise agreement with existing accredited investors to exercise certain outstanding warrants to purchase up to an aggregate of 158,588 shares of the Company’s common stock, of which 142,617 shares were issued in July 2021, in accordance with the terms of the warrant exercise agreement. In consideration for the immediate exercise of the existing warrants for cash, the exercising holders received new unregistered warrants to purchase up to an aggregate of 118,941 shares (equal to 75% of the shares of common stock issued in connection with the exercise) of the Company’s common stock (the “New Warrants”) in a private placement pursuant to Section 4(a)(2) of the Securities Act. The investors paid a cash purchase price for the New Warrants equal to $4.6875 per share of common stock underlying the New Warrants. In connection with the exercise, the Company also agreed to reduce the exercise price of certain of the existing warrants to $300.00, which is equal to the most recent closing price of the Company’s common stock on The Nasdaq Capital Market prior to the execution of the warrant exercise agreement. For further details on the warrants see Note 9 below.

The gross proceeds to the Company from the exercise and the sale of the New Warrants was approximately $45.5 million, prior to deducting the underwriter discount and offering expenses. The Company used approximately $10.8 million to pay off the credit agreement, including $10.5 million of debt and $0.3 million of accrued interest under its secured credit agreement dated March 25, 2020, as amended, see Note 5 above for further details. The Company intends to use the remainder of the net proceeds for working capital and general corporate purposes.

On June 18, 2021, the Company issued 2,000 shares of common stock to two healthcare focused institutional investors, totaling 4,000 shares of common stock and on June 21, 2021, the Company issued 2,609 and 1,145 shares of common stock to two healthcare focused institutional investors totaling 3,754 shares of common stock, as an exercise of pre-funded warrants issued in connection with the September 2019 private placement transactions. The Company received approximately $0.1 million in connection with the exercises.

(11)	Equity

The Company may issue preferred stock, common stock, or both, in connection with underwritten public offerings, registered direct offerings, private placements or business acquisitions. Such issuances of equity typically include the issuance or sale of warrants to purchase common stock. Certain issuances of convertible preferred stock and warrants may contain anti-dilutive features apart from customary adjustments for splits and reverse splits of common stock (collectively, “down round features”). When a series of convertible preferred stock contains this non-standard down round feature, the Company is required to adjust the conversion price in the event of future stock sales at a lower unit price. When warrants issued in connection with an equity transaction contain, or are amended to contain, this non-standard down round feature, the Company is required to adjust the exercise price upon the issuance of any shares of common stock or securities convertible into shares of common stock below the then-existing exercise price and evaluate and account for the value attributable to the reduced warrant exercise price. In the event down round adjustments are triggered, the values attributable to the adjustment to the convertible preferred stock conversion price and warrant exercise price are recorded as an increase to additional paid-in capital and increase to accumulated deficit.

All series of the Company’s convertible preferred stock are classified in stockholders’ equity, including those with the down round feature, when applicable to the equity transaction.

Warrants to purchase common stock are classified in stockholders’ equity, including those issued with the down round feature, as they are both indexed to the Company’s own stock and meet the scope exception in ASC 815 “Derivatives and Hedging.”

The Company had the following equity transactions during the years ended December 31, 2021 and 2020:

August 2021 Issuance of Common Stock for Services

On August 11, 2021, the Company entered into a consulting agreement in which the Company issued to the consultant 750 shares of restricted common stock for the consulting services in a private placement in reliance on Rule 4(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”). The shares were deemed earned on the day of the agreement and will become unrestricted six months after the agreement date which is when the contract term ends. The value of the securities were included as a component of prepaid expenses and is amortized over the contract term.

July 2021 Exchange of Warrants for Common Stock

On July 16, 2021, the Company entered into an exchange agreement (the “Exchange Agreement”) with existing investors to exchange certain outstanding warrants (the “Exchange Warrants”) for shares of common stock and new warrants to purchase common stock. The investors held common stock purchase warrants issued by the Company prior to the merger of Obalon Therapeutics, Inc. and ReShape Lifesciences Inc. The merger constituted a fundamental transaction under the Exchange Warrants and, as a result thereof, pursuant to the terms and conditions of the Exchange Warrants, the investors were entitled to a cash payment equal to the Black Scholes value of the Exchange Warrants, calculated in accordance with the terms of the Exchange Warrants (the “Black Scholes Payment”).

Subject to the terms and conditions set forth in the Exchange Agreement and, in reliance on Section 3(a)(9) of the Securities Act, in lieu of the Black Scholes Payment, the Company and the Investors agreed to exchange all of the Exchange Warrants for (a) a total of 10,098 shares of common stock, which was calculated by dividing the Black Scholes Payment by $201.90, which was equal to 95% of the closing market price of the Company’s common stock on the Nasdaq on July 16, 2021 and (b) new warrants to purchase up to a total of 8,000 shares of common stock at an exercise price of $201.90 with a term of five years. For further details on the warrants see Note 12 below.

June 2021 Exercises of Warrants for Common Stock

On June 28, 2021, the Company entered into a warrant exercise agreement with existing investors to exercise certain outstanding warrants to purchase up to an aggregate of 158,588 shares of the Company’s common stock, which 142,617 of the shares were issued in July in accordance with the terms of the warrant exercise agreement. In consideration for the immediate exercise of the existing warrants for cash, the exercising holders received new unregistered warrants to purchase up to an aggregate of 118,941 shares (equal to 75% of the shares of common stock issued in connection with the exercise) of the Company’s common stock (the “New Warrants”) in a private placement pursuant to Section 4(a)(2) of the Securities Act. The investors paid a cash purchase price for the New Warrants equal to $4.69 per share of common stock underlying the New Warrants. In connection with the exercise, the Company also agreed to reduce the exercise price of certain of the existing warrants to $300.00, which is equal to the most recent closing price of the Company’s common stock on the Nasdaq prior to the execution of the warrant exercise agreement. For further details on the warrants see Note 12 below.

The gross proceeds to the Company from the Exercise and the sale of the New Warrants was approximately $45.5 million, prior to deducting the underwriter discount and estimated offering expenses. The Company used approximately $10.8 million to pay off the credit agreement, including $10.5 million of debt and $0.3 million of accrued interest under its secured credit agreement dated March 25, 2020, as amended, see Note 8 above for further details. The Company intends to use the remainder of the net proceeds for working capital and general corporate purposes.

On June 18, 2021, the Company issued 4,000 shares of common stock to investors, and on June 21, 2021, the Company issued 3,754 shares of common stock to investors, as an exercise of pre-funded warrants issued in connection with the September 2019 private placement transactions. The Company received approximately $0.1 million in connection with the exercises.

Common Stock Issued Related to Stock Awards and Options

Restricted Stock Units

On July 22, 2021, the Company issued restricted stock units (“RSUs”) to certain members of the management and Board of Directors. During the year ended December 31, 2021, the Company issued 37,986 shares of common stock subject to the vesting of the awards. For further details see Note 14.

Exercise of Stock Options

On September 15, 2021, the Company issued 1,454 shares of common stock related to the exercise of previous Obalon employees exercising stock option awards. The Company received $0.2 million related to this exercise.

On July 13, 2021, the Company issued 364 shares of common stock related to exercises of previous Obalon employees exercising stock option awards. The Company received $42 thousand related to this exercise.

On June 18, 2021, the Company issued 1,838 shares of common stock related to the exercise of previous Obalon employees exercising stock option awards. The Company received $0.2 million related to this exercise.

December 2020 Exercise of Warrants for Common Stock

On December 3, 2020, the Company issued 11,600 shares of common stock to investors, as an exercise of pre-funded warrants issued in connection with the June 2019 and September 2019 private placement transactions. The Company received approximately $0.1 million in connection with these exercises.

June 2020 Cashless Exercise of Warrants for Common Stock

On June 23, 2020, the Company issued 1,180 shares of common stock as a cashless exercise of warrants issued to the placement agents in connection with the June 2019 private placement with investors.

May 2020 Common Stock Issued for Professional Services

On May 28, 2020, the Company issued 1,000 shares of common stock, having an aggregate fair value of $0.2 million for ongoing professional services. The $0.2 million was recorded as a prepaid asset and will be amortized of the minimum life of the agreement.

April 2020 Exercise of Warrants for Common Stock

As discussed in Note 8 above, in connection with the credit agreement, the lender exercised its Series C and Series F warrants to purchase an aggregate of 101,717 shares of common stock with a current exercise price of $0.12 per warrant on April 15, 2020, in which the Company received net proceeds of $0.6 million.

Series C Convertible Preferred Stock

The Series C convertible stock has a liquidation preference of $274.88 per share. Holders of the Series C convertible preferred stock have the right to convert their shares into shares of common stock instead of receiving the liquidation preference. The Series C convertible preferred stock is entitled to dividends on an as-if-converted-to-common stock basis if such dividends are paid on shares of common stock. In general, the holders of the Series C convertible preferred stock do not have voting rights.